Long-Term Borrowings - Schedule of Long-Term Borrowings (Details) - Bank Borrowings [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Bank borrowings
Collateralized and uncollateralized borrowings, total	$ 5,907,275	$ 6,344,559
Less: Current portion	(1,747,816)	(1,972,371)
Bank borrowings, Total	$ 4,159,459	$ 4,372,188
Bottom of Range [Member]
Bank borrowings
Collateralized and uncollateralized borrowings, Interest rate	2.51%	2.51%
Top of Range [Member]
Bank borrowings
Collateralized and uncollateralized borrowings, Interest rate	3.05%	3.05%